Equity (Schedule of Cash Distributions) (Details) - USD ($) $ / shares in Units, $ in Thousands											1 Months Ended		12 Months Ended
	Dec. 06, 2024	Sep. 12, 2024	Jun. 14, 2024	Mar. 28, 2024	Dec. 11, 2023	Sep. 07, 2023	Mar. 31, 2023	Dec. 07, 2022	Sep. 08, 2022	Jun. 10, 2022	May 31, 2023	Mar. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity
Cash distributions, per share	$ 0.147	$ 0.147	$ 0.147	$ 0.136	$ 0.134	$ 0.132	$ 0.13	$ 0.127	$ 0.127	$ 0.082	$ 0.13	$ 0.082
Cash distributions, Total amount	$ 7,513	$ 7,506	$ 7,496	$ 7,520	$ 7,449	$ 7,383	$ 7,505	$ 7,281	$ 7,345	$ 4,809	$ 7,378	$ 4,847	$ 30,035	$ 29,715	$ 24,282